CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net loss	$ (158,224)	$ (403,925)	$ (290,395)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,860	5,989	36,945
Impairment losses	0	7,054	234,109
Provision for doubtful receivables	47	618	243
Amortization and write-off of deferred financing costs	460	5,733	7,930
Amortization of deferred charter revenue	0	0	(568)
Amortization of backlog asset	0	1,603	8,697
Amortization of the beneficial conversion feature	264	71,561	8,161
Change in fair value of derivative financial instruments	(278)	(564)	(1,153)
Gain on disposal of vessels and release of debt (non-cash)	0	(33,005)	0
Share-based compensation	25,193	2,412	1,582
Warrants compensation expense	7,104	1,015	0
Loss on equity settlement	83,786	342,985	0
Discounts from suppliers	(162)	(1,355)	0
Gain on sale of vessels	0	(16,258)	(13,363)
(Gain) / Loss from investments in Joint Ventures	790	2,469	0
(Increase) decrease in:
Trade receivables	149	8,127	(6,740)
Other receivables	1,790	(1,583)	(1,211)
Inventories	(207)	1,389	1,300
Prepaid expenses	(242)	1,208	(611)
Due from/to Joint Ventures	(118)	0	0
Due From To Managing Agent	0	0	489
Due from/to related parties	628	275	330
Increase (decrease) in:
Accounts payable, trade	29,111	(2,866)	5,344
Accrued liabilities	4,718	(70)	11,638
Deferred income	(174)	(2,911)	834
Payments for dry-docking / special survey costs	(366)	(985)	(6,650)
Net cash used in operating activities	(2,871)	(11,084)	(3,089)
INVESTING ACTIVITIES:
Vessel acquisitions	(390)	0	(23,863)
Vessels under construction	0	(185)	(89,364)
Joint Ventures	0	(2,486)	0
Restricted cash for vessel installment payments	0	0	11,033
Coal acquisition	(125)	0	0
Cash surrendered through subsidiaries' foreclosure	0	(665)	0
Other fixed asset acquisitions	(1,156)	0	(190)
Proceeds from the sale of vessels	0	85,172	32,772
Net cash (used in) / provided by investing activities	(1,671)	81,836	(69,612)
FINANCING ACTIVITIES:
Principal repayments of long-term debt	(1,400)	(76,203)	(94,879)
Proceeds from long-term debt	300	3,000	51,318
Proceeds from notes, net	5,309	0	0
Proceeds from warrants issuance	250	0	0
Restricted cash for debt repayment	1,311	(1,061)	31,992
Proceeds from the sale and leaseback of vessels	0	0	26,600
Capital lease payments	0	0	(4,040)
Payments for deferred charges	0	(564)	(702)
Net cash provided by / (used in) financing activities	5,770	(74,828)	10,289
Net decrease in cash and cash equivalents	1,228	(4,076)	(62,412)
Cash and cash equivalents
Beginning of period	1,043	5,119	67,531
End of period	2,271	1,043	5,119
Supplemental Cash Flow information:
Interest paid, net of capitalised interest	1,971	7,875	30,642
Issuance of common shares and warrants for acquisition of coal properties	0	1,042	0
Release of liabilities for vessels under construction	0	9,179	0
Release of debt related to vessels under construction	0	5,492	0
Disposal of vessels applied to related debt	0	105,498	0
Disposal of vessels applied to capital lease obligations	0	30,481	0
Issuance of common shares for settlement of 7% Notes	0	138,111	0
Capital lease obligations settled with common shares and 4.5% convertible note	0	58,057	0
Release of purchase option liabilities	0	2,194	0
Assets and liabilities disposed of by foreclosure:
- Vessels	0	93,993	0
- Long-term debt	0	76,836	0
- Capital lease obligations	0	26,301	0
- Disposed other assets / liabilities, net	0	12,546	0
Issuance of common shares for settlement of Piraeus Bank Credit Facilities	17,033	0	0
Issuance of common shares to settle liabilities	25,185	11,694	0
Assets acquired and liabilities assumed under asset acquisitions:
Land, buildings, production equipment	9,650	0	0
- Other assets and liabilities, net acquired	(15,073)	0	0
Mineral rights under lease	20,117	0	0
Progress payment payable for vessels under construction	0	0	8,873
Sale of vessels applied to related debt	$ 0	$ 0	$ 64,532